Bank indebtedness (Tables)	12 Months Ended
Mar. 30, 2019
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility
The information concerning the Company’s bank indebtedness is as follows:

	Fiscal Year Ended
	March 30, 2019	March 31, 2018*
	(In thousands)

Maximum borrowing outstanding during the year	$55,596	$60,710
Average outstanding balance during the year	$44,772	$45,588
Weighted average interest rate for the year	3.9%	3.3%
Effective interest rate at year-end	4.2%	3.4%
(*) Recast (refer to note 1)